PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Schedule of property, plant, and equipment, net

Details on property, plant and equipment follow.

	December 31,
	2016	2015
	(In thousands)
Gathering and processing systems and related equipment	$2,026,363	$1,883,139
Construction in progress	39,954	75,132
Land and line fill	11,442	11,055
Other	35,227	32,427
Total	2,112,986	2,001,753
Less accumulated depreciation	259,315	188,970
Property, plant and equipment, net	$1,853,671	$1,812,783

Schedule of long-lived asset impairments

For the assets which had fair values below their carrying value, we recognized the following long-lived asset impairments, by segment.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Long-lived asset impairment:
Williston Basin	$569	$7,554	$—
Piceance/DJ Basins	—	1,220	—
Barnett Shale	1,195	531	5,505

Schedule of depreciation expense and capitalized interest	Depreciation expense and capitalized interest follow.
	Year ended December 31,
	2016	2015	2014
	(In thousands)
Depreciation expense	$70,770	$63,915	$53,064
Capitalized interest	3,709	3,372	4,646